Global X Nigeria Index ETF (Prospectus Summary) | Global X Nigeria Index ETF
Global X Nigeria Index ETF

GLOBAL X FUNDS

SUPPLEMENT DATED APRIL 1, 2013

TO THE PROSPECTUS DATED MARCH 1, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Global X Funds (“Trust”) regarding Global X Nigeria Index ETF (“Fund”), a series of the Trust.

Effective immediately, Global X Management Company LLC, the investment adviser to the Fund (“Adviser”), entered into a voluntary Expense Limitation Agreement with the Fund to assure that the Fund’s total operating expenses (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.68% of the Fund’s average daily net assets per year until at least April 1, 2014 and is annually renewable thereafter.

The “Annual Fund Operating Expenses” table as well as the “Example” table that appear in the section titled “Fees and Expenses” on page 105 of the Prospectus are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X Nigeria Index ETF
Management Fees:		0.68%
Distribution and Service (12b-1) Fees:		none
Other Expenses (Custody):	[1]	0.24%
Total Annual Fund Operating Expenses:		0.92%
Expense Reimbursement and/or Fee Waiver:		(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:		0.68%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year of operations.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global X Nigeria Index ETF	69	218

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE